Licenses and Collaborative Arrangement - Additional information (Details) ¥ in Millions, $ in Millions								1 Months Ended		12 Months Ended
	Dec. 19, 2017 USD ($)	Apr. 30, 2017	Oct. 31, 2016	Sep. 30, 2016	Nov. 30, 2015	Sep. 30, 2015	Jul. 31, 2015	Jan. 31, 2018 USD ($)	Mar. 31, 2015	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 USD ($)
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Milestone payments										$ 0.3
Maximum
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Future milestone payments to be made upon achievement										400.8
BMS
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
License agreement date									2015-03
Sanofi
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
License agreement date							2015-07
Upfront payments														$ 0.5
License agreement, expiration period														10 years
UCB
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
License agreement date						2015-09
Upfront payments												$ 0.8
License agreement, expiration period												10 years	10 years
Hanmi
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
License agreement date					2015-11
Upfront payments												$ 1.0		$ 6.0
License agreement, expiration period												10 years	10 years	10 years
Tesaro
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
License agreement date				2016-09
Upfront payments												$ 15.0
License agreement, expiration period												10 years	10 years
GSK China
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
License agreement date			2016-10
Upfront payments												$ 0.7	¥ 4.5
Bater
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Milestone payments										0.3	¥ 2.0
Paratek
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
License agreement date		2017-04
Upfront payments										$ 7.5
License agreement, expiration period										11 years	11 years
Five Prime
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
License agreement date	Dec. 19, 2017
Future milestone payments to be made upon achievement	$ 39.0
Five Prime | Subsequent Event
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Payment of upfront fees								$ 5.0